Schedule of Investments (unaudited)	iShares® U.S. Transportation ETF
July 31, 2021	(Formerly iShares Transportation Average ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 29.8%
Air Transport Services Group Inc.(a)(b)	155,753	$3,769,223
Atlas Air Worldwide Holdings Inc.(a)	70,550	4,724,733
CH Robinson Worldwide Inc.	340,793	30,388,512
Echo Global Logistics Inc.(a)	70,786	2,189,411
Expeditors International of Washington Inc.	432,790	55,505,317
FedEx Corp.	265,888	74,435,346
Forward Air Corp.	69,926	6,184,255
Hub Group Inc., Class A(a)	86,429	5,728,514
United Parcel Service Inc., Class B	1,408,263	269,485,208
XPO Logistics Inc.(a)	260,507	36,129,716
		488,540,235
Airlines — 15.7%
Alaska Air Group Inc.(a)	319,002	18,511,686
Allegiant Travel Co.(a)	37,288	7,089,194
American Airlines Group Inc.(a)(b)	1,643,623	33,497,037
Delta Air Lines Inc.(a)	1,639,174	65,403,043
Hawaiian Holdings Inc.(a)	130,819	2,581,059
JetBlue Airways Corp.(a)	811,614	12,003,771
SkyWest Inc.(a)	128,872	5,218,027
Southwest Airlines Co.(a)	1,334,034	67,395,398
Spirit Airlines Inc.(a)	278,090	7,502,868
United Airlines Holdings Inc.(a)(b)	829,208	38,740,598
		257,942,681
Marine — 1.2%
Eagle Bulk Shipping Inc.(a)	32,135	1,340,029
Genco Shipping & Trading Ltd.	79,391	1,393,312
Kirby Corp.(a)(b)	154,149	8,926,769
Matson Inc.	111,442	7,479,987
		19,140,097
Road & Rail — 52.8%
AMERCO	23,127	13,597,751
ArcBest Corp.	64,983	3,841,145
Avis Budget Group Inc.(a)	132,559	10,971,908
CSX Corp.	4,423,860	142,979,155
Heartland Express Inc.	124,774	2,124,901
JB Hunt Transport Services Inc.	213,929	36,036,340
Kansas City Southern	233,029	62,405,166
Knight-Swift Transportation Holdings Inc.	313,865	15,595,952
Security	Shares	Value

Road & Rail (continued)
Landstar System Inc.	98,429	$15,453,353
Lyft Inc., Class A(a)(b)	657,200	36,356,304
Marten Transport Ltd.	150,442	2,379,992
Norfolk Southern Corp.	284,683	73,399,818
Old Dominion Freight Line Inc.	243,684	65,587,549
Ryder System Inc.	138,128	10,518,447
Saia Inc.(a)(b)	67,492	15,253,192
Schneider National Inc., Class B	94,379	2,117,865
Uber Technologies Inc.(a)	1,585,971	68,926,300
Union Pacific Corp.	1,293,365	282,936,527
Werner Enterprises Inc.	146,036	6,675,306
		867,156,971
Transportation Infrastructure — 0.4%
Macquarie Infrastructure Corp.	188,782	7,456,889

Total Common Stocks — 99.9%
(Cost: $1,623,896,140)		1,640,236,873

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	28,690,179	28,704,524
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,010,000	2,010,000
		30,714,524
Total Short-Term Investments — 1.9%
(Cost: $30,705,179)		30,714,524

Total Investments in Securities — 101.8%
(Cost: $1,654,601,319)		1,670,951,397

Other Assets, Less Liabilities — (1.8)%		(29,224,956)

Net Assets — 100.0%		$1,641,726,441

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Transportation ETF
July 31, 2021	(Formerly iShares Transportation Average ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,174,329	$16,530,100	(a)	$—		$870	$(775)	$28,704,524	28,690,179	$6,941	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,370,000	—		(2,360,000)	(a)	—	—	2,010,000	2,010,000	51		—
						$870	$(775)	$30,714,524		$6,992		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Industrial E-Mini Index	14	09/17/21	$1,454	$4,919

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Transportation ETF
July 31, 2021	(Formerly iShares Transportation Average ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,640,236,873	$—	$—	$1,640,236,873
Money Market Funds	30,714,524	—	—	30,714,524
	$1,670,951,397	$—	$—	$1,670,951,397
Derivative financial instruments(a)
Assets
Futures Contracts	$4,919	$—	$—	$4,919

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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